Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

11.	RELATED PARTY TRANSACTIONS AND BALANCES

In addition to the transactions and balances disclosed elsewhere in these financial statements, the Company had the following material related party transactions:

(1)	On July 1, 2018, the Company leased office premises from Hangzhou Lianluo Interactive Information Technology Co., Ltd. ("HLI"), our major shareholder, for a period of 1 year, with an annual rental of $84,447 (RMB580,788). Rental payments charged as expenses in the six months ended June 30, 2019 and 2018 were $39,091 and $0 respectively. As of June 30, 2019 and December 31, 2018, the Company reported an outstanding rental payable of $77,104 and $42,223 to HLI.

(2)	On February 3 and April 18, 2019, Digital Grid (Hong Kong) Technology Co. Ltd ("Digital Grid"), one of HLI's subsidiaries, borrowed from the Company loans of principal amounts of $60,000 and $25,000 for a term of 12 months with a fixed annual interest rate of 3.5%. During the six months ended June 30, 2019, the Company earned unpaid interest income of $1,023.

On May 20, 2019 the Company borrowed $90,000 from Digital Grid for a term of 12 months with a fixed annual interest rate of 3.5%. During the six months ended June 30, 2019, interest expense of $368 was incurred.

As of June 30, 2019, the Company owed a net principal and interest of $4,345 to Digital Grid.

(3)	From February to June 2019, the Company entered into loan agreements with HLI to obtain a loan of $728,500 (RMB5,000,000) for a period of 12 months with 8% annual interest. As of June 30, 2019, the Company owed principal and interest totaled $737,040 to HLI.